Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

Events subsequent to original issuance of condensed consolidated financial statements (unaudited)

In connection with the reissuance of the condensed consolidated financial statements, the Company evaluated subsequent events through June 4, 2019, the date on which the condensed consolidated financial statements were available to be reissued.

Subsequent to the quarterly period ended March 31, 2019, on May 24, 2019, the Company executed two restated and amended license agreements with UM which expanded our use of UM 5050, a pro-drug of tetrahydrocannabinol (“THC”), and UM 8930, an analog of cannabidiol (“CBD”), from ocular delivery only to all fields of use. Pursuant to these license agreements, the Company has exclusive, perpetual, worldwide licenses related to UM 5050 and UM 8930. Additionally, with the prior written consent of UM, the Company has the right to sublicense the licensed intellectual property.

12. Subsequent Events

Pharmaceuticals International, Inc. Agreement

In January 2019 we executed an agreement with Pharmaceuticals International, Inc. (“Pii”) to conduct studies to determine options for producing a sterile dosage form which can be dosed in humans in a phase I study. Pii will focus efforts on an immediate release formulation and will conduct appropriate formulation studies to determine processing options and formulations which can either be sterile filtered, radiated or terminally sterilized. Pursuant to the terms of the agreement, the Company will pay an estimated $72,500 to initiate the project. After the initial evaluation, the Company has agreed to pay additional fees and expenses upon completion of certain milestones.

Nemus may terminate this Agreement at any time and for any reason at the sole discretion upon thirty days advance written notice to Pii. Upon such termination, Nemus shall pay all costs incurred by Pii for work performed prior to the effective date of termination, provided Pii provides written evidence that such costs have been incurred and such work performed. Either party may terminate this Agreement if the other party is in default of any of its material obligations set forth herein, and such breach is not cured within 60 days, which time period shall be reduced to thirty days for any default of any monetary obligation, after the breaching party’s receipt of a written notice from the nonbreaching party that describes such breach in reasonable detail.

RRD International Agreement

In January 2019 we entered into work orders #2 and #3 with RRD International, LLC (“RRD”) which relate to the Master Services Agreement dated March 10, 2016. Under the terms of these additional work orders, RRD shall provide strategic 505(b)(2) regulatory planning, prepare a Pre-IND (“PIND”) meeting information package and set up and attend a PIND meeting with the FDA. The term of the work order shall continue until the earlier of April 30, 2019 or the date upon which the services are complete unless this Work Order is terminated by the Parties. The aggregate amount of payments due by the Company under the contract is $78,680 plus an estimated $22,000 of pass through expenses and consulting fees.

2nd Draw on Multi Draw Credit Facility

On February 1, 2019, the Company effected the second draw under the Credit Agreement in the amount of $2,000,000 and issued Emerald a warrant to purchase 2,500,000 shares of common stock at an exercise price of $0.50 per share, in accordance with the terms of the Credit Agreement.

Corporate Name Change

At the Board of Director meeting held on February 4, 2019 it was unanimously approved to proceed with changing the Company’s name from Nemus Bioscience, Inc. to Emerald Bioscience, Inc. The amendment to the Company’s articles of incorporation will be effective upon the filing of a Certificate of Amendment with the Nevada Secretary of State, which is expected to occur on or about March 25, 2019.

Noramco Agreement

In February 2019, we entered into a master development and clinical supply agreement with Noramco, Inc. (“Noramco”) to provide manufacturing and product development services for the Company’s analog formulation of cannabidiol (“CBD”). The Company will pay $146,386 upfront and additional payments will be made upon Noramco shipping of the active pharmaceutical ingredient to the Company.

Either party may terminate this Agreement immediately without further action if (i) the other party files a petition in bankruptcy, or enters into an agreement with its creditors, or applies for or consents to the appointment of a receiver, administrative receiver, trustee or administrator, or makes an assignment for the benefit of creditors, or suffers or permits the entry of any order adjudicating it to be bankrupt or insolvent and such order is not discharged within 30 days, or takes any equivalent or similar action in consequence of debt in any jurisdiction; or (ii) the other party materially breaches any of the provisions of this Agreement, and such breach is not cured within 45 days after the giving of written notice requiring the breach to be remedied; provided, that in the case of a failure of the Company to make payments in accordance with the terms of this Agreement, Noramco may terminate this Agreement if such payment breach is not cured within 30 days of receipt of notice of non-payment from Noramco. In addition, either Party may terminate this Agreement at any time upon four (4) months prior written notice to Noramco. In the event of termination, the Company shall pay Noramco for all Services performed up to the date of termination and all non-cancelable commitments made specifically in performance of the master development and clinical supply agreement.